Subsequent events (Details) (Subsequent Event [Member]) In Thousands, unless otherwise specified	4 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 CNY
Subsequent Event [Line Items]
Payments for refurbishment project	$ 5,068	31,474